Convertible Promissory Note, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible promissory note, net

10. Convertible promissory note, net

On April 12, 2022, Allarity Therapeutics Denmark ApS (“Allarity Denmark,” or “OV-SPV2”), a subsidiary of Allarity Therapeutics Europe ApS (“Allarity Europe”), which is a wholly-owned subsidiary of Allarity Therapeutics, Inc., re-issued a Convertible Promissory Note (the “Promissory Note”) to Novartis Pharma AG, a company organized under the laws of Switzerland (“Novartis,” and together with Allarity Europe, the “License Parties”) in the principal amount of $1,000. The Promissory Note was re-issued pursuant to the First Amendment to License Agreement, with an effective date of March 30, 2022 (the “First Amendment”), entered into by and between the License Parties, which amended the License Agreement dated April 6, 2018 (the “Original Agreement”) previously entered into by the License Parties relating to the Compound (as defined in the Original Agreement). The First Amendment amends and restates Section 11.7 of the Original Agreement to add the revised Note to the list of enforceable claims in the second paragraph of Section 11.7 making the revised Note enforceable under New York law as a legal obligation of Allarity Denmark (f/k/a OV-SPV2 ApS). All other provisions of the Original Agreement and Promissory Note were unchanged and remain in full force and effect.

Prior to the 2018 Merger, on April 6, 2018 (“Effective Date”), Allarity Europe and Novartis entered a license agreement whereby Novartis granted to Allarity Europe (a) an exclusive, royalty-bearing, sublicensable, assignable license under the Licensed Data (as defined in the License Agreement) and Product-Specific Patents (as defined in the License Agreement) and (b) a non-exclusive, royalty-bearing, sublicensable, assignable license under the Platform Patents (as defined in the License Agreement), in the case of (a) and (b) solely to develop and otherwise commercialize the Licensed Product (as defined in the License Agreement) in any and all field related to therapeutic and/or diagnostic uses related to cancer in humans worldwide and to manufacture the compound TKI258 (a.k.a. Dovitinib) for use in a Licensed Product as of the Effective Date.

In consideration of the licenses and rights granted, Allarity Europe paid Novartis a one-time, non-refundable, non-creditable upfront payment consisting of $1,000 (“Upfront Payment”) and issued to Novartis a Promissory Note with an initial principal balance equal to $1,000, which Allarity Europe caused its affiliate, OV-SPV2, to issue to Novartis. In accordance with the terms of the Promissory Note, all payments shall be applied first to accrued interest, and thereafter to principal. The outstanding principal amount of the Note, plus any accrued interest thereon, shall be due and payable on the earlier to occur of: (i) the seventh (7th) anniversary of April 6, 2018; and (ii) an event of default (the “Maturity Date”).

The Promissory Note pays simple interest on the outstanding principal amount from the date until payment in full, which interest shall be payable at the rate of five percent (5%) per annum. Interest shall be calculated on the basis of a 360-day year for the actual number of days elapsed. The entire outstanding principal balance of the Promissory Note and all accrued interest shall be fully due and payable on the Maturity Date. The Promissory Note is convertible upon an initial public offering (“IPO”) of OV-SPV2 and allows Novartis a one-time right to exchange the Convertible Promissory Note for such number of equity securities of OV-SPV2 equal to three percent (3%) of OV-SPV2’ outstanding equity securities, calculated on a fully diluted as-converted to common stock basis, held by all holders of equity securities of OV-SPV2 immediately prior to the closing of the IPO.

As the Promissory Note was assumed in connection with the 2018 Merger, the Company recognized the Promissory Note and related accrued interest at its fair value. The Company utilized a third-party valuation specialist to estimate the fair value of the Promissory Note and related accrued interest. Based on the specialist’s valuation, the Company recognized the Promissory Note and related accrued interest at its estimated fair value, based upon an equivalent market interest rate of 12.875%, of approximately $787 on December 31, 2019, and recognized interest expense of $93 and $99 in the years ended December 31, 2020 and December 31, 2021 respectively and a corresponding increase in liability, resulting in a net liability of $979 and $880 at each of December 31, 2021 and December 31, 2020 respectively. The Company will measure the Note at amortized cost in subsequent reporting periods.

The Company evaluated the Promissory Note under ASC 480 and ASC 815 and the identified embedded features inclusive of: (1) conversion upon an IPO; (2) mandatory redemption upon a change of control; and (3) mandatory redemption in the event of default; to determine if bifurcation is required pursuant to ASC 815-15-25-1. The Promissory Note is a freestanding instrument that is convertible into shares of the OV-SPV2 ApS’ common (or preferred, as the case may be) equity. The Promissory Note was not issued in conjunction with any other instrument meaning that the Promissory Note meets the definition of a freestanding instrument. Since the conversion feature meets the definition of a derivative it was evaluated for bifurcation and management determined the conversion feature requires bifurcation but because the value is not material the conversion feature has not been bifurcated at this time. The Company will continue to monitor for changes in specific facts and circumstances which may impact the conclusions reached herein.

During the three-month periods ended March 31, 2022, and March 31, 2021, the Company recorded $26 and $24 respectively to interest expense and increased the convertible promissory note liability by the same amount. The roll forward of the Promissory Notes as of March 31, 2022, and December 31, 2021, is as follows:

	March 31, 2022 $	December 31, 2021 $
Convertible promissory note	1,000	1,000
Less debt discount, opening	(215)	(263)
Plus, accretion of debt discount, interest expense	13	48
Convertible promissory note, net of discount	798	785
Interest accretion, opening	194	143
Interest accretion, expense	13	51
Ending balance	1,005	979

14. Convertible promissory note and accrued interest, net

On April 12, 2022, Allarity Therapeutics Denmark ApS (“Allarity Denmark,” or “OV-SPV2”), a subsidiary of Allarity Therapeutics Europe ApS (“Allarity Europe”), which is a wholly-owned subsidiary of Allarity Therapeutics, Inc., re-issued a Convertible Promissory Note (the “Promissory Note”) to Novartis Pharma AG, a company organized under the laws of Switzerland (“Novartis,” and together with Allarity Europe, the “License Parties”) in the principal amount of $1,000. The Promissory Note was re-issued pursuant to the First Amendment to License Agreement, with an effective date of March 30, 2022 (the “First Amendment”), entered into by and between the License Parties, which amended the License Agreement dated April 6, 2018 (the “Original Agreement”) previously entered into by the License Parties relating to the Compound (as defined in the Original Agreement). The First Amendment amends and restates Section 11.7 of the Original Agreement to add the revised Note to the list of enforceable claims in the second paragraph of Section 11.7 making the revised Note enforceable under New York law as a legal obligation of Allarity Denmark (f/k/a OV-SPV2 ApS). All other provisions of the Original Agreement and Promissory Note were unchanged and remain in full force and effect.

Prior to the 2018 Merger, on April 6, 2018 (“Effective Date”), Allarity Europe and Novartis entered a license agreement whereby Novartis granted to Allarity Europe (a) an exclusive, royalty-bearing, sublicensable, assignable license under the Licensed Data (as defined in the License Agreement) and Product-Specific Patents (as defined in the License Agreement) and (b) a non-exclusive, royalty-bearing, sublicensable, assignable license under the Platform Patents (as defined in the License Agreement), in the case of (a) and (b) solely to develop and otherwise commercialize the Licensed Product (as defined in the License Agreement) in any and all field related to therapeutic and/or diagnostic uses related to cancer in humans worldwide and to manufacture the compound TKI258 (a.k.a. Dovitinib) for use in a Licensed Product as of the Effective Date.

In consideration of the licenses and rights granted, Allarity Europe paid Novartis a one-time, non-refundable, non-creditable upfront payment consisting of $1,000 (“Upfront Payment”) and issued to Novartis a Promissory Note with an initial principal balance equal to $1,000, which Allarity Europe caused its affiliate, OV-SPV2, to issue to Novartis. In accordance with the terms of the Promissory Note, all payments shall be applied first to accrued interest, and thereafter to principal. The outstanding principal amount of the Note, plus any accrued interest thereon, shall be due and payable on the earlier to occur of: (i) the seventh (7th) anniversary of April 6, 2018; and (ii) an event of default (the “Maturity Date”).

The Promissory Note pays simple interest on the outstanding principal amount from the date until payment in full, which interest shall be payable at the rate of five percent (5%) per annum. Interest shall be calculated on the basis of a 360-day year for the actual number of days elapsed. The entire outstanding principal balance of the Promissory Note and all accrued interest shall be fully due and payable on the Maturity Date. The Promissory Note is convertible upon an initial public offering (“IPO”) of OV-SPV2 and allows Novartis a one-time right to exchange the Convertible Promissory Note for such number of equity securities of OV-SPV2 equal to three percent (3%) of OV-SPV2 outstanding equity securities, calculated on a fully diluted as-converted to common stock basis, held by all holders of equity securities of OV-SPV2 immediately prior to the closing of the IPO.

As the Promissory Note was assumed in connection with the 2018 Merger, the Company recognized the Promissory Note and related accrued interest at its fair value. The Company utilized a third-party valuation specialist to estimate the fair value of the Promissory Note and related accrued interest. Based on the specialist’s valuation, the Company recognized the Promissory Note and related accrued interest at its estimated fair value, based upon an equivalent market interest rate of 12.875%, of approximately $787 on December 31, 2019, and recognized interest expense of $93 and $99 in the years ended December 31, 2020 and December 31, 2021 respectively and a corresponding increase in liability, resulting in a net liability of $979 and $880 at each of December 31, 2021 and December 31, 2020 respectively. The Company will measure the Note at amortized cost in subsequent reporting periods.

The Company evaluated the Promissory Note under ASC 480 and ASC 815 and the identified embedded features inclusive of: (1) conversion upon an IPO; (2) mandatory redemption upon a change of control; and (3) mandatory redemption in the event of default; to determine if bifurcation is required pursuant to ASC 815-15-25-1. The Promissory Note is considered to be a freestanding instrument that is convertible into shares of the OV-SPV2 ApS’ common (or preferred, as the case may be) equity. The Promissory Note was not issued in conjunction with any other instrument meaning that the Promissory Note meets the definition of a freestanding instrument. Since the conversion feature meets the definition of a derivative it was evaluated for bifurcation and management determined the conversion feature requires bifurcation but because the value is not material the conversion feature has not been bifurcated at this time. The Company will continue to monitor for changes in specific facts and circumstances which may impact the conclusions reached herein.

During the years ended December 31, 2021 and 2020, the Company recorded $99 and $93 respectively to interest expense and increased the convertible promissory note liability by the same amount. The roll forward of the Promissory Notes as of December 31, 2021, and December 31, 2020, is as follows:

	December 31, 2021 $	December 31, 2020 (Restated) $
Convertible promissory note	1,000	1,000
Less debt discount, opening	(263)	(306)
Plus, accretion of debt discount, interest expense	48	43
Convertible promissory note, net of discount	785	737
Interest accretion, opening	143	92
Interest accretion, expense	51	51
Ending balance	979	880